Equity (Details) - Schedule of stock option activities $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Schedule of stock option activities [Abstract]
Number of Options, Outstanding, Beginning balance | shares	1,462,482
Weighted-Average Exercise Price, Outstanding, Beginning balance | $ / shares	$ 14.26
Weighted-Average Remaining Contractual Term (in years), Outstanding, Beginning balance	3 years 2 months 1 day
Aggregate Intrinsic Value, Outstanding, Beginning balance | $	$ 24,019
Number of Options, Granted | shares	847,000
Weighted-Average Exercise Price, Granted | $ / shares	$ 30.36
Number of Options, Exercised | shares	(359,859)
Weighted-Average Exercise Price, Exercised | $ / shares	$ 10.32
Number of Options, Expired and forfeited | shares	(114,238)
Weighted-Average Exercise Price, Expired and forfeited | $ / shares	$ 12.69
Number of Options, Ending balance | shares	1,835,385
Weighted-Average Exercise Price, Ending balance | $ / shares	$ 22.27
Weighted-Average Remaining Contractual Term, Ending balance	3 years 9 months 7 days
Aggregate Intrinsic Value, Ending balance | $	$ 22,374
Number of Options, Vested and expected to vest | shares	1,835,385
Weighted-Average Exercise Price, Vested and expected to vest | $ / shares	$ 22.27
Weighted-Average Remaining Contractual Term, Vested	3 years 9 months 7 days
Aggregate Intrinsic Value, Vested | $	$ 22,374
Number of Options, Exercisable | shares	734,969
Weighted-Average Exercise Price, Exercisable | $ / shares	$ 12.95
Weighted-Average Remaining Contractual Term, Exercisable	2 years 1 month 6 days
Aggregate Intrinsic Value, Exercisable | $	$ 15,064